Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statutory federal income tax rate (in percent)	21.00%	21.00%	21.00%	21.00%
Effective income tax rate	(0.10%)	(1.40%)	1.40%	0.70%
Valuation allowance			$ 75,826	$ 60,937
Federal operating loss carryforwards			215,500
Net operating loss carryforwards			149,900
Tax credit carryforwards			5,678	4,989
Unrecognized tax benefits			5,000	4,283	$ 3,811
Income Tax Expense (Benefit)	$ 162	$ 162	(952)	(598)
US Federal and State Taxes [Member]
Income Tax Expense (Benefit)	$ 200	$ 200
Maximum [Member]
Valuation allowance			14,900
Domestic Tax Jurisdiction [Member]
Valuation allowance			75,800
Tax credit carryforwards			5,700
Foreign Tax Jurisdiction [Member]
Valuation allowance				$ 60,900
Foreign tax credits			97,200
State and Local Jurisdiction [Member]
Tax credit carryforwards			$ 4,300